 U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Developing World Growth and Income Fund

File Nos. 811-22881 and 333-190913

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on October 30, 2015 of Registrant’s Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940.

Sincerely,

MICHAEL W. STOCKTON